Commitments and Contingencies - (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Commitments and Contingencies
Long-term contracts, contract price	$ 15,845	$ 7,564
Long-term contracts, commitments amount	12,519	3,747
Refundable deposits of the long term contract for purchase agreements with suppliers	231,000	265,000
Contractual obligation	1,258,000	$ 1,415,000
Amount of Obligations Expected To Be Paid in the next 12 months	$ 474,000